Annual Fund Operating Expenses	Apr. 30, 2026
Kinetics Spin-Off And Corporate Restructuring Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Kinetics Spin-Off And Corporate Restructuring Fund | Kinetics Spin-Off And Corporate Restructuring Fund, Advisor Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.49%	[1]
Other Expenses (as a percentage of Assets):	0.74%
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	1.99%	[2]
Fee Waiver or Reimbursement	(0.45%)
Net Expenses (as a percentage of Assets)	1.54%	[3]
Kinetics Spin-Off And Corporate Restructuring Fund | Kinetics Spin-Off And Corporate Restructuring Fund, Advisor Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.75%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.45%	[1]
Other Expenses (as a percentage of Assets):	0.70%
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	2.45%	[2]
Fee Waiver or Reimbursement	(0.20%)
Net Expenses (as a percentage of Assets)	2.25%	[3]
Kinetics Spin-Off And Corporate Restructuring Fund | Kinetics Spin-Off And Corporate Restructuring Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.20%
Component2 Other Expenses	0.43%	[1]
Other Expenses (as a percentage of Assets):	0.63%
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	1.63%	[2]
Fee Waiver or Reimbursement	(0.40%)	[4]
Net Expenses (as a percentage of Assets)	1.23%	[3]
Kinetics Spin-Off And Corporate Restructuring Fund | Kinetics Spin-Off And Corporate Restructuring Fund, No Load Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.43%	[1]
Other Expenses (as a percentage of Assets):	0.68%
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	1.68%	[2]
Fee Waiver or Reimbursement	(0.21%)
Net Expenses (as a percentage of Assets)	1.47%	[3]
No Load Class Prospectus | Kinetics Internet Fund | Kinetics Internet Fund, No Load Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%	[5]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.17%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	1.67%
No Load Class Prospectus | Kinetics Global Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
No Load Class Prospectus | Kinetics Global Fund | Kinetics Global Fund, No Load Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%	[6]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.33%
Other Expenses (as a percentage of Assets):	0.58%
Expenses (as a percentage of Assets)	1.83%
Fee Waiver or Reimbursement	(0.44%)	[7]
Net Expenses (as a percentage of Assets)	1.39%
No Load Class Prospectus | Kinetics Paradigm Fund | Kinetics Paradigm Fund, No Load Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%	[8]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.14%
Other Expenses (as a percentage of Assets):	0.39%
Expenses (as a percentage of Assets)	1.64%
No Load Class Prospectus | Kinetics Small Cap Opportunities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
No Load Class Prospectus | Kinetics Small Cap Opportunities Fund | Kinetics Small Cap Opportunities Fund, No Load Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%	[9]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	1.65%
Fee Waiver or Reimbursement	(0.01%)	[10]
Net Expenses (as a percentage of Assets)	1.64%
No Load Class Prospectus | Kinetics Market Opportunities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
No Load Class Prospectus | Kinetics Market Opportunities Fund | Kinetics Market Opportunities Fund, No Load Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%	[11]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.18%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	1.68%
Fee Waiver or Reimbursement	(0.28%)	[12]
Net Expenses (as a percentage of Assets)	1.40%
No Load Class Prospectus | Kinetics Multi-Disciplinary Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
No Load Class Prospectus | Kinetics Multi-Disciplinary Income Fund | Kinetics Multi-Disciplinary Income Fund, No Load Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%	[13]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.48%
Other Expenses (as a percentage of Assets):	0.73%
Expenses (as a percentage of Assets)	1.73%	[14]
Fee Waiver or Reimbursement	(0.99%)	[15]
Net Expenses (as a percentage of Assets)	0.74%
Advisor A & C Prospectus | Kinetics Internet Fund | Kinetics Internet Fund, Advisor Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%	[16]
Distribution and Service (12b-1) Fees	0.50%	[17]
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	1.92%
Advisor A & C Prospectus | Kinetics Internet Fund | Kinetics Internet Fund, Advisor Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%	[16]
Distribution and Service (12b-1) Fees	1.00%	[17]
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	2.42%
Advisor A & C Prospectus | Kinetics Global Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Advisor A & C Prospectus | Kinetics Global Fund | Kinetics Global Fund, Advisor Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%	[18]
Distribution and Service (12b-1) Fees	0.50%	[19]
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	2.08%
Fee Waiver or Reimbursement	(0.44%)	[20]
Net Expenses (as a percentage of Assets)	1.64%
Advisor A & C Prospectus | Kinetics Global Fund | Kinetics Global Fund, Advisor Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%	[18]
Distribution and Service (12b-1) Fees	1.00%	[19]
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	2.58%
Fee Waiver or Reimbursement	(0.44%)	[20]
Net Expenses (as a percentage of Assets)	2.14%
Advisor A & C Prospectus | Kinetics Paradigm Fund | Kinetics Paradigm Fund, Advisor Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%	[21]
Distribution and Service (12b-1) Fees	0.50%	[22]
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	1.89%
Advisor A & C Prospectus | Kinetics Paradigm Fund | Kinetics Paradigm Fund, Advisor Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%	[21]
Distribution and Service (12b-1) Fees	1.00%	[22]
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	2.39%
Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund | Kinetics Small Cap Opportunities Fund, Advisor Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%	[23]
Distribution and Service (12b-1) Fees	0.50%	[24]
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	1.90%
Fee Waiver or Reimbursement	(0.01%)	[25]
Net Expenses (as a percentage of Assets)	1.89%
Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund | Kinetics Small Cap Opportunities Fund, Advisor Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%	[23]
Distribution and Service (12b-1) Fees	1.00%	[24]
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	2.40%
Fee Waiver or Reimbursement	(0.01%)	[25]
Net Expenses (as a percentage of Assets)	2.39%
Advisor A & C Prospectus | Kinetics Market Opportunities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	l April 30, 2027
Advisor A & C Prospectus | Kinetics Market Opportunities Fund | Kinetics Market Opportunities Fund, Advisor Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%	[26]
Distribution and Service (12b-1) Fees	0.50%	[27]
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.93%
Fee Waiver or Reimbursement	(0.28%)	[28]
Net Expenses (as a percentage of Assets)	1.65%
Advisor A & C Prospectus | Kinetics Market Opportunities Fund | Kinetics Market Opportunities Fund, Advisor Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%	[26]
Distribution and Service (12b-1) Fees	1.00%	[27]
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	2.43%
Fee Waiver or Reimbursement	(0.28%)	[28]
Net Expenses (as a percentage of Assets)	2.15%
Institutional Class Prospectus | Kinetics Internet Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Institutional Class Prospectus | Kinetics Internet Fund | Kinetics Internet Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%	[29]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.20%
Component2 Other Expenses	0.17%
Other Expenses (as a percentage of Assets):	0.37%	[30]
Expenses (as a percentage of Assets)	1.62%
Fee Waiver or Reimbursement	(0.15%)	[31]
Net Expenses (as a percentage of Assets)	1.47%
Institutional Class Prospectus | Kinetics Global Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Institutional Class Prospectus | Kinetics Global Fund | Kinetics Global Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%	[32]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.20%
Component2 Other Expenses	0.33%
Other Expenses (as a percentage of Assets):	0.53%	[33]
Expenses (as a percentage of Assets)	1.78%
Fee Waiver or Reimbursement	(0.59%)	[34]
Net Expenses (as a percentage of Assets)	1.19%
Institutional Class Prospectus | Kinetics Paradigm Fund | Kinetics Paradigm Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%	[35]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.20%
Component2 Other Expenses	0.14%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	1.59%
Fee Waiver or Reimbursement	(0.15%)
Net Expenses (as a percentage of Assets)	1.44%
Institutional Class Prospectus | Kinetics Small Cap Opportunities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Institutional Class Prospectus | Kinetics Small Cap Opportunities Fund | Kinetics Small Cap Opportunities Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%	[36]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.20%
Component2 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	0.35%
Expenses (as a percentage of Assets)	1.60%
Fee Waiver or Reimbursement	(0.16%)	[37]
Net Expenses (as a percentage of Assets)	1.44%
Institutional Class Prospectus | Kinetics Market Opportunities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Institutional Class Prospectus | Kinetics Market Opportunities Fund | Kinetics Market Opportunities Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%	[38]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.20%
Component2 Other Expenses	0.18%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	1.63%
Fee Waiver or Reimbursement	(0.43%)	[39]
Net Expenses (as a percentage of Assets)	1.20%

[1]	“Other Operating Expenses” include expenses incurred by any subsidiary wholly-owned and controlled by the Fund.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of operating expenses to average net assets before expense reimbursement found in the “Financial Highlights” section of this Prospectus, which reflects the Fund’s operating expenses and does not include acquired fund fees and expenses (“AFFE”).
[3]	In addition, the Investment Adviser has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, AFFE (as determined in accordance with Form N‑1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.50%, 2.25%, 1.25% and 1.45% of the average daily net assets of the Advisor Class A Shares, Advisor Class C Shares, Institutional Shares and No Load Shares, respectively. This agreement is in effect until April 30, 2027, and may be terminated before that date only by the Company’s Board of Directors. The Fund’s Investment Adviser is permitted to seek reimbursement from the Fund for a period ending three full years after the date of the waiver or payment. Any reimbursement is limited to the lesser of the Expense Cap in effect at the time of the waiver and the Expense Cap in effect at the time of reimbursement.
[4]	The Fund’s adviser, Horizon Kinetics Asset Management, LLC (“Kinetics” or the “Investment Adviser”) has contractually agreed to reimburse the Fund the portion of Shareholder Servicing fees in excess of 0.05% of the average daily net assets of the Institutional Class until at least April 30, 2027.
[5]	This table and the example below reflect the aggregate expenses of the Internet Fund and the Internet Portfolio. The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio. The fees and expenses of the Internet Portfolio include those incurred by any subsidiary wholly-owned and controlled by the Internet Portfolio.
[6]	This table and the example below reflect the aggregate expenses of the Global Fund and the Global Portfolio. The management fees paid by the Global Fund reflect the proportionate share of fees allocated to the Global Fund from the Global Portfolio. The fees and expenses of the Global Portfolio include those incurred by any subsidiary wholly-owned and controlled by the Global Portfolio.
[7]	Horizon Kinetics Asset Management LLC, the investment adviser to the Global Portfolio of the Kinetics Portfolios Trust (the “Investment Adviser”), has agreed to waive management fees and reimburse Fund expenses so that Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements do not exceed 1.39%, excluding acquired fund fees and expenses. These waivers and reimbursements are in effect until April 30, 2027, and may not be terminated without the approval of the Board.
[8]	This table and the example below reflect the aggregate expenses of the Paradigm Fund and the Paradigm Portfolio. The management fees paid by the Paradigm Fund reflect the proportionate share of fees allocated to the Paradigm Fund from the Paradigm Portfolio. The fees and expenses of the Paradigm Portfolio include those incurred by any subsidiary wholly-owned and controlled by the Paradigm Portfolio.
[9]	This table and the example below reflect the aggregate expenses of the Small Cap Fund and the Small Cap Opportunities Portfolio (the “Small Cap Portfolio”). The management fees paid by the Small Cap Fund reflect the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio. The fees and expenses of the Small Cap Portfolio include those incurred by any subsidiary wholly-owned and controlled by the Small Cap Portfolio.
[10]	Horizon Kinetics Asset Management LLC, the investment adviser to the Small Cap Portfolio of the Kinetics Portfolios Trust (the “Investment Adviser”), has agreed to waive management fees and reimburse Fund expenses so that Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements do not exceed 1.64%, excluding acquired fund fees and expenses. These waivers and reimbursements are in effect until April 30, 2027, and may not be terminated without the approval of the Board.
[11]	This table and the example below reflect the aggregate expenses of the Market Opportunities Fund and the Market Opportunities Portfolio. The management fees paid by the Market Opportunities Fund reflect the proportionate share of fees allocated to the Market Opportunities Fund from the Market Opportunities Portfolio. The fees and expenses of the Market Opportunities Portfolio include those incurred by any subsidiary wholly-owned and controlled by the Market Opportunities Portfolio.
[12]	Horizon Kinetics Asset Management LLC, the investment adviser to the Market Opportunities Portfolio of the Kinetics Portfolios Trust (the “Investment Adviser”), has agreed to waive management fees and reimburse Fund expenses so that Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements do not exceed 1.40% of the Fund’s average daily net assets, excluding acquired fund fees and expenses, taxes, brokerage commissions, extraordinary items and interest. The Fund may have to repay the Investment Adviser some of these amounts waived or reimbursed within three years if total operating expenses fall below the expense cap described above. Such repayments are subject to approval by the Board of Trustees, and amounts recaptured under the agreement, if any, are limited to the lesser of (i) the expense limitation in effect at the time of the waiver or reimbursement and (ii) the expense limitation in effect at the time of the recapture. These waivers and reimbursements are in effect until April 30, 2027, and may not be terminated without the approval of the Board.
[13]	This table and the example below reflect the aggregate expenses of the Multi-Disciplinary Income Fund and the Multi-Disciplinary Income Portfolio. The management fees paid by the Multi-Disciplinary Income Fund reflect the proportionate share of fees allocated to the Multi-Disciplinary Income Fund from the Multi-Disciplinary Income Portfolio.
[14]	Total Annual Fund Operating Expenses do not correlate to the ratio of operating expenses to average net assets before expense reimbursement found in the “Financial Highlights” section of this Prospectus, which reflects the Multi-Disciplinary Income Fund’s operating Expenses and does not include acquired fund fees and expenses.
[15]	The Investment Adviser has agreed to waive management fees and reimburse Fund expenses so that Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements do not exceed 0.74%, excluding acquired fund fees and expenses and interest expense on securities sold short. The Investment Adviser has also agreed to waive 0.75% of the 1.00% management fee. These waivers and reimbursements are in effect until April 30, 2027, and may not be terminated without the approval of the Board.
[16]	This table and the example below reflect the aggregate expenses of the Internet Fund and the Internet Portfolio. The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio. The fees and expenses of the Internet Portfolio include those incurred by any subsidiary wholly-owned and controlled by the Internet Portfolio.
[17]	The Board of Directors (the “Board”) of Kinetics Mutual Funds, Inc. has approved a Rule 12b-1 Distribution Plan that allows the Fund to pay up to 0.50% and 0.75% of the average daily net asset value (“NAV”) of the Advisor Class A shares and Advisor Class C shares, respectively, as compensation to the distributor or other qualified recipients, pursuant to the Plan. However, at the present time, the Fund is only assessing 0.25% and 0.75% under the Rule 12b-1 Distribution Plan for Advisor Class A shares and Advisor Class C shares, respectively. In addition, the Board has approved a Shareholder Servicing Plan for Advisor Class A shares and Advisor Class C shares that provides for an annual shareholder servicing fee equal to 0.25% of the average daily net assets attributable to Advisor Class A shares and Advisor Class C shares. At the present time, the Fund is assessing, 0.25% and 0.75% of the distribution fees for Advisor Class A shares and Advisor Class
C shares, respectively, and is assessing 0.25% of the shareholder servicing fees for Advisor Class A shares and Advisor Class C shares.

[18]	This table and the example below reflect the aggregate expenses of the Global Fund and the Global Portfolio. The management fees paid by the Global Fund reflect the proportionate share of fees allocated to the Global Fund from the Global Portfolio. The fees and expenses of the Global Portfolio include those incurred by any subsidiary wholly-owned and controlled by the Global Portfolio.
[19]	The Board of Directors (the “Board”) of Kinetics Mutual Funds, Inc. has approved a Rule 12b-1 Distribution Plan that allows the Fund to pay up to 0.50% and 0.75% of the average daily net asset value (“NAV”) of the Advisor Class A shares and Advisor Class C shares, respectively, as compensation to the distributor or other qualified recipients, pursuant to the Plan. However, at the present time, the Fund is only assessing 0.25% and 0.75% under the Rule 12b-1 Distribution Plan for Advisor Class A shares and Advisor Class C shares, respectively. In addition, the Board has approved a Shareholder Servicing Plan for Advisor Class A shares and Advisor Class C shares that provides for an annual shareholder servicing fee equal to 0.25% of the average daily net assets attributable to Advisor Class A shares and Advisor Class C shares.
[20]	Horizon Kinetics Asset Management LLC, the investment adviser to the Global Portfolio of the Kinetics Portfolio Trust (the “Investment Adviser”), has agreed to waive management fees and reimburse Fund expenses so that Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements do not exceed 1.64% and 2.14%, excluding acquired fund fees and expenses, for the Advisor Class A shares and Advisor Class C shares, respectively. These waivers and reimbursements are in effect until April 30, 2027, and may not be terminated without the approval of the Board.

[21]	This table and the example below reflect the aggregate expenses of the Paradigm Fund and the Paradigm Portfolio. The management fees paid by the Paradigm Fund reflect the proportionate share of fees allocated to the Paradigm Fund from the Paradigm Portfolio. The fees and expenses of the Paradigm Portfolio include those incurred by any subsidiary wholly-owned and controlled by the Paradigm Portfolio.
[22]	The Board of Directors (the “Board”) of Kinetics Mutual Funds, Inc. has approved a Rule 12b-1 Plan that allows the Fund to pay up to 0.50% and 0.75% of the average daily net asset value (“NAV”) of the Advisor Class A shares and Advisor Class C shares, respectively, as compensation to the distributor or other qualified recipients, pursuant to the Plan. However, at the present time, the Fund is only assessing 0.25% and 0.75% under the Rule 12b-1 Distribution Plan for Advisor Class A shares and Advisor Class C shares, respectively. In addition, the Board has approved a Shareholder Servicing Plan for Advisor Class A shares and Advisor Class C shares that provides for an annual shareholder servicing fee equal to 0.25% of the average daily net assets attributable to Advisor Class A shares and Advisor Class C shares.
[23]	This table and the example below reflect the aggregate expenses of the Small Cap Fund and the Small Cap Opportunities Portfolio (the “Small Cap Portfolio”). The management fees paid by the Small Cap Fund reflect the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio. The fees and expenses of the Small Cap Portfolio include those incurred by any subsidiary wholly-owned and controlled by the Small Cap Portfolio.
[24]	The Board of Directors (the “Board”) of Kinetics Mutual Funds, Inc. has approved a Rule 12b-1 Distribution Plan that allows the Fund to pay up to 0.50% and 0.75% of the average daily net asset value (“NAV”) of the Advisor Class A shares and Advisor Class C shares, respectively, as compensation to the distributor or other qualified recipients, pursuant to the Plan. However, at the present time, the Fund is only assessing 0.25% and 0.75% under the Rule 12b-1 Distribution Plan for Advisor Class A shares and Advisor Class C shares, respectively. In addition, the Board has approved a Shareholder Servicing Plan for Advisor Class A and Advisor Class C shares that provides for an annual shareholder servicing fee equal to 0.25% of the average daily net assets attributable to Advisor Class A shares and Advisor Class C shares.
[25]	Horizon Kinetics Asset Management LLC, the investment adviser to the Small Cap Portfolio of the Kinetics Portfolios Trust (the “Investment Adviser”), has agreed to waive management fees and reimburse Fund expenses so that Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements do not exceed 1.89% and 2.39%, excluding acquired fund fees and expenses, for Advisor Class A shares and Advisor Class C shares, respectively. These waivers and reimbursements are in effect until April 30, 2027, and may not be terminated without the approval of the Board.

[26]	This table and the example below reflect the aggregate expenses of the Market Opportunities Fund and the Market Opportunities Portfolio. The management fees paid by the Market Opportunities Fund reflect the proportionate share of fees allocated to the Market Opportunities Fund from the Market Opportunities Portfolio. The fees and expenses of the Market Opportunities Portfolio include those incurred by any subsidiary wholly-owned and controlled by the Market Opportunities Portfolio.
[27]	The Board of Directors (the “Board”) of Kinetics Mutual Funds, Inc. has approved a Rule 12b-1 Distribution Plan that allows the Fund to pay up to 0.50% and 0.75% of the average daily net asset value (“NAV”) of the Advisor Class A shares and Advisor Class C shares, respectively, as compensation to the distributor or other qualified recipients, pursuant to the Plan. However, at the present time, the Fund is only assessing 0.25% and 0.75% under the Rule 12b-1 Distribution Plan for Advisor Class A shares and Advisor Class C shares, respectively. In addition, the Board has approved a Shareholder Servicing Plan for Advisor Class A shares and Advisor Class C shares that provides for an annual shareholder servicing fee equal to 0.25% of the average daily net assets attributable to Advisor Class A shares and Advisor Class C shares.
[28]	Horizon Kinetics Asset Management LLC, the investment adviser to the Market Opportunities Portfolio of the Kinetics Portfolios Trust (the “Investment Adviser”), has agreed to waive management fees and reimburse Fund expenses so that Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements do not exceed 1.65% and 2.15% of the Fund’s average daily net assets, excluding acquired fund fees and expenses, taxes, brokerage commissions, extraordinary items and interest, for Advisor Class A shares and Advisor Class C shares, respectively. The Fund may have to repay the Investment Adviser some of these amounts waived or reimbursed within three years if total operating expenses fall below the expense cap described above. Such repayments are subject to approval by the Board of Trustees, and amounts recaptured under the agreement, if any, are limited to the lesser of (i) the expense limitation in effect at the time of the waiver or reimbursement and (ii) the expense limitation in effect at the time of the recapture. These waivers and reimbursements are in effect until April 30, 2027, and may not be terminated without the approval of the Board.
[29]	This table and the example below reflect the aggregate expenses of the Internet Fund and the Internet Portfolio. The
management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the
Internet Portfolio. The fees and expenses of the Internet Portfolio include those incurred by any subsidiary wholly-owned and controlled by the Internet Portfolio.

[30]	“Other Expenses” are estimated for the current fiscal year since Institutional Class Shares of the Internet Fund have not commenced operations as of the date of this Prospectus.
[31]	Horizon Kinetics Asset Management LLC, the investment adviser to the Internet Portfolio of the Kinetics Portfolio Trust
(the “Investment Adviser”), has contractually agreed to reimburse the Internet Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least April 30, 2027.  In addition, the Investment Adviser to the
Internet Portfolio has agreed to waive management fees and reimburse Fund expenses so that Total Annual Fund Operating
Expenses after Fee Waiver and/or Expense Reimbursements do not exceed 1.25%, excluding acquired fund fees and expenses. These waivers and reimbursements are in effect until April 30, 2027, and may not be terminated without the approval of the Board.

[32]	This table and the example below reflect the aggregate expenses of the Global Fund and the Global Portfolio. The management fees paid by the Global Fund reflect the proportionate share of fees allocated to the Global Fund from the
Global Portfolio. The fees and expenses of the Global Portfolio include those incurred by any subsidiary wholly-owned and controlled by the Global Portfolio.

[33]	“Other Expenses” are estimated for the current fiscal year since Institutional Class Shares of the Global Fund have not commenced operations as of the date of this Prospectus.
[34]	Horizon Kinetics Asset Management LLC, the investment adviser to the Global Portfolio of the Kinetics Portfolios Trust
(the “Investment Adviser”), has contractually agreed to reimburse the Global Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least April 30, 2027. In addition, the Investment Adviser to the
Global Portfolio has agreed to waive management fees and reimburse Fund expenses so that Total Annual Fund Operating
Expenses after Fee Waiver and/or Expense Reimbursements do not exceed 1.19%, excluding acquired fund fees and expenses. These waivers and reimbursements are in effect until April 30, 2027, and may not be terminated without the approval of the Board.

[35]	This table and the example below reflect the aggregate expenses of the Paradigm Fund and the Paradigm Portfolio. The
management fees paid by the Paradigm Fund reflect the proportionate share of fees allocated to the Paradigm Fund from the
Paradigm Portfolio. The fees and expenses of the Paradigm Portfolio include those incurred by any subsidiary wholly-owned and controlled by the Paradigm Portfolio. In addition, the Investment Adviser to the Paradigm Portfolio has agreed to waive management fees and reimburse Fund expenses so that Total Annual Fund Operating Expenses after Fee Waiver and/or
44Expense Reimbursements do not exceed 1.44%, excluding acquired fund fees and expenses. These waivers and reimbursements are in effect until April 30, 2027, and may not be terminated without the approval of the Board.

[36]	This table and the example below reflect the aggregate expenses of the Small Cap Fund and the Small Cap Opportunities
Portfolio (the “Small Cap Portfolio”). The management fees paid by the Small Cap Fund reflect the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio. The fees and expenses of the Small Cap Portfolio include those incurred by any subsidiary wholly-owned and controlled by the Small Cap Portfolio.

[37]	Horizon Kinetics Asset Management LLC, the investment adviser to the Small Cap Portfolio of the Kinetics Portfolios
Trust (the “Investment Adviser”), has contractually agreed to reimburse the Small Cap Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least April 30, 2027. In addition, the Investment
Adviser to the Small Cap Portfolio has agreed to waive management fees and reimburse Fund expenses so that Total
Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements do not exceed 1.44%, excluding acquired fund fees and expenses. These waivers and reimbursements are in effect until April 30, 2027, and may not be terminated without the approval of the Board.

[38]	This table and the example below reflect the aggregate expenses of the Market Opportunities Fund and the Market
Opportunities Portfolio. The management fees paid by the Market Opportunities Fund reflect the proportionate share of fees allocated to the Market Opportunities Fund from the Market Opportunities Portfolio. The fees and expenses of the Market
Opportunities Portfolio include those incurred by any subsidiary wholly-owned and controlled by the Market Opportunities
Portfolio.

[39]	Horizon Kinetics Asset Management LLC, the investment adviser to the Market Opportunities Portfolio of the Kinetics
Portfolios Trust (the “Investment Adviser”), has contractually agreed to reimburse the Market Opportunities Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least April 30, 2027. In addition, the Investment Adviser to the Market Opportunities Portfolio has agreed to waive management fees and reimburse Fund expenses so that Total Annual Fund Operating Expenses after Fee Waiver and/or Expense
Reimbursements do not exceed 1.20% of the Fund’s average daily net assets, excluding acquired fund fees and expenses, taxes, brokerage commissions, extraordinary items and interest. The Fund may have to repay the Investment Adviser some of these amounts waived or reimbursed within three years if total operating expenses fall below the expense cap described above. Such repayments are subject to approval by the Board of Trustees, and amounts recaptured under the agreement, if any, are limited to the lesser of (i) the expense limitation in effect at the time of the waiver or reimbursement and (ii) the
expense limitation in effect at the time of the recapture. These waivers and reimbursements are in effect until   April 30,
2027, and may not be terminated without the approval of the Board.